Convertible Notes (Details) - Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Issuance costs and debt discount [Member]
Debt Instrument [Line Items]
Convertible Note 2021	$ 325,039	$ 891,135
Convertible Note 2022	1,028,622	485,323
Convertible Notes	1,353,661	1,376,458
Convertible note interest [Member]
Debt Instrument [Line Items]
Convertible Note 2021	229,463	458,231
Convertible Note 2022	278,335	264,577
Convertible Notes	507,798	722,808
Total [Member]
Debt Instrument [Line Items]
Convertible Note 2021	554,502	1,349,366
Convertible Note 2022	1,306,957	749,900
Convertible Notes	$ 1,861,459	$ 2,099,266